Transactions with Related Parties and Parties-in-Interest (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Related Party	During 2025, the Plan had the following transactions related to shares of Materion Corporation Common Stock:

Purchases	$3,984,391
Sales	$8,235,775